CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 11,260	$ 16,055
Marketable securities		14,973
Trade receivables	3,265	2,795
Other receivables and prepaid expenses	6,447	4,485
Total current assets	20,972	38,308
LONG-TERM ASSETS:
Severance pay fund	484	877
Property and equipment, net	1,300	1,381
Other intangible assets, net	6,606	202
Goodwill	24,753
Other assets	777	580
Total long-term assets	33,920	3,040
Total assets	54,892	41,348
CURRENT LIABILITIES:
Trade payables	3,207	1,831
Deferred revenues	4,280	2,204
Payment obligation related to acquisition	6,574
Accrued expenses and other liabilities	6,950	6,206
Total current liabilities	21,011	10,241
LONG-TERM LIABILITIES:
Deferred revenues	1,120	1,576
Accrued severance pay	946	1,379
Total long-term liabilities	2,066	2,955
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares of NIS 0.01 par value - Authorized: 15,000,000 and 40,000,000 shares at December 31, 2010 and 2011, respectively; Issued and outstanding: 9,701,750 and 9,916,194 shares at December 31, 2010 and 2011, respectively	22	22
Additional paid-in capital	25,714	23,734
Accumulated other comprehensive income		100
Retained earnings	7,081	5,298
Treasury stock	(1,002)	(1,002)
Total shareholders' equity	31,815	28,152
Total liabilities and shareholders' equity	$ 54,892	$ 41,348